Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends declared	$ 79,043	$ 154,548
Common Class A
Dividends declared, Per share	$ 1	$ 1
Dividends declared	54,706	106,065
Common Class B
Dividends declared, Per share	$ 1	$ 1
Dividends declared	$ 24,337	$ 48,483